Client Name:
Client Project Name:	BRAVO 2026-NQM5
Start - End Dates:	9/15/2021 - 4/8/2026
Deal Loan Count:	301

Conditions Report 2.0

Loans in Report:	301
Loans with Conditions:	108

2 - Total Active Conditions
2 - Non-Material Conditions
2 - Credit Review Scope
1 - Category: Application
1 - Category: Terms/Guidelines
118 - Total Satisfied Conditions

64 - Credit Review Scope
5 - Category: Application
5 - Category: Assets
6 - Category: Credit/Mtg History
3 - Category: DTI
12 - Category: Income/Employment
4 - Category: Insurance
12 - Category: Legal Documents
1 - Category: LTV/CLTV
8 - Category: Terms/Guidelines
8 - Category: Title
25 - Property Valuations Review Scope
24 - Category: Appraisal
1 - Category: Value
29 - Compliance Review Scope
5 - Category: Compliance Manual
4 - Category: Documentation
1 - Category: Federal Higher-Priced
1 - Category: State Consumer Protection
18 - Category: TILA/RESPA Integrated Disclosure
66 - Total Waived Conditions

58 - Credit Review Scope
1 - Category: Application
4 - Category: Assets
20 - Category: Credit/Mtg History
1 - Category: DTI
1 - Category: Income/Employment
16 - Category: LTV/CLTV
1 - Category: Potential Misrepresentation
14 - Category: Terms/Guidelines
5 - Property Valuations Review Scope
5 - Category: Property
3 - Compliance Review Scope
3 - Category: TILA/RESPA Integrated Disclosure

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